Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Organization

Basis of Presentation and Organization

The Company was incorporated in 1999 in the state of Utah under the name Datigen.com, Inc. On August 25, 2005, the Company changed its state of incorporation from Utah to Nevada by the merger of the Company with and into its wholly-owned subsidiary, Canna Powder, Inc., a Nevada corporation. As a result of such merger, the Company’s name was changed to Canna Powder, Inc. in order to better reflect the Company’s business operations.

On August 30, 2017, a new wholly-owned subsidiary was registered in Israel under the name of Canna Powder Ltd. (“CannaPowder Israel” or the “Subsidiary”), with 100 common shares outstanding, 0.01 NIS par value (the “Subsidiary Shares”), all of which were held in escrow on behalf of the Company by Israel attorney, Alon Nave. On September 27, 2017, pursuant to board resolution, the 100 Subsidiary Shares held in escrow were transferred to the Company.

On December 27, 2017, a board-resolution was adopted to issue an additional: (i) 800 Subsidiary Shares to the Company; and an additional 100 Subsidiary Shares to Rafi Ezra and, as a result, effective December 27, 2017, Canna Powder Ltd became a 90% owned subsidiary of the Company and a minority interest of 10% owned by Rafi Ezra.

The Subsidiary’s management includes Lavi Krasney, its CEO, and Rafi Ezra, its CTO. Mr. Krasney has over 20 years of international experience in corporate finance, venture capital and investment banking. He has served as CEO and director of several private companies. Mr. Ezra is a highly experienced pharmacist with extensive knowledge of the cannabis sector and active experience of leading early-stage pharma companies from early-stage development through commercial launch.

Development is being conducted at the Hebrew University pursuant to the term of the Feasibility Study and Option Agreement under the supervision of the inventor of the technology, Professor Shlomo Magdassi.

The Company reasonably expects that the Development Program will be completed within three years, with commercial sales starting in 2021, however there can be no assurance that the Development Program will, in fact, be successful. Notwithstanding the Company’s success in its Equity Raise to date, nor can there be assurance that the Company may not require additional capital to fully implement its business plan and complete production of commercially viable products based on its technology which is the subject of the Feasibility Study discussed below under “Planned Research and Development and Current Trends.”

In the commercial stage, the Company’s plan is to establish and operate several production facilities, each located in separate territories determined by the Company according to their size and regulatory environment that permits studies applicable to other activities prerequisite to commercial exploitation of medical cannabis generally and the Company’s plan to develop cannabis-based powders for medical uses. While there can be no assurance, at present the Company believes that it will be able to produce cannabis powders for medical uses at a significant cost advantage.

The accompanying unaudited financial statements of the Company are presented in accordance with the requirements of Form 10-Q and Article 10 of Regulation S-X. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been condensed or omitted pursuant to such SEC rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for an air presentation have been made. The results for these interim periods are not necessarily indicative of the results for the entire year. The accompanying financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2017 and the notes thereto included in the Company’s Report on Form 10-K12G filed with the SEC on April 30, 2018.

Basis of Presentation and Organization

The Company was incorporated in 1999 in the state of Utah under the name Datigen.com, Inc. On August 25, 2005, the Company changed its state of incorporation from Utah to Nevada by the merger of the Company with and into its wholly-owned subsidiary, Canna Powder, Inc., a Nevada corporation. As a result of such merger, the Company’s name was changed to Canna Powder, Inc. in order to better reflect the Company’s business operations.

On August 30, 2017, a new wholly-owned subsidiary was registered in Israel under the name of Canna Powder Ltd. (“CannaPowder Israel” or the “Subsidiary”), with 100 common shares outstanding, 0.01 NIS par value (the “Subsidiary Shares”), all of which were held in escrow on behalf of the Company by Israel attorney, Alon Nave. On September 27, 2017, pursuant to board resolution, the 100 Subsidiary Shares held in escrow were transferred to the Company.

On December 27, 2017, a board-resolution was adopted to issue an additional: (i) 800 Subsidiary Shares to the Company; and an additional 100 Subsidiary Shares to Rafi Ezra and, as a result, effective December 27, 2017, Canna Powder Ltd became a 90% owned subsidiary of the Company and a minority interest of 10% owned by Rafi Ezra.

The Subsidiary’s management includes Lavi Krasney, its CEO, and Rafi Ezra, its CTO. Mr. Krasney has over 20 years of international experience in corporate finance, venture capital and investment banking. He has served as CEO and director of several private companies. Mr. Ezra is a highly experienced pharmacist with extensive knowledge of the cannabis sector and active experience of leading early-stage pharma companies from early-stage development through commercial launch.

Development is being conducted at the Hebrew University pursuant to the term of the Feasibility Study and Option Agreement under the supervision of the inventor of the technology, Professor Shlomo Magdassi.

The Company reasonably expects that the Development Program will be completed within three years, with commercial sales starting in 2021, however there can be no assurance that the Development Program will, in fact, be successful. Notwithstanding the Company’s success in its Equity Raise to date, nor can there be assurance that the Company may not require additional capital to fully implement its business plan and complete production of commercially viable products based on its technology which is the subject of the Feasibility Study discussed below under “Planned Research and Development and Current Trends.”

The accompanying financials statement of the Company were prepared from the account of the Company under the accrual basis of accounting.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents. As of June 30, 2018, and December 31, 2017, we had cash and cash equivalents of $815,058 and $326,730 respectively.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with a maturity of three months or less to be cash and cash equivalents. As of December 31, 2017 and 2016, we had cash and cash equivalents of $326,730 and $0, respectively.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings, financial position or cash flows.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings, financial position or cash flows.

Discontinued Operations

Discontinued Operations

The Company follows the policy of segregating the assets and liabilities of subsidiaries or lines of business on its Balance Sheet from the assets liabilities of continuing subsidiaries or lines of businesses when it is decided to close or dispose of a subsidiary or line of business. The Company also, follows the policy of separately disclosing the assets and liabilities and the net operations of a subsidiary or line of business in its financial statements when it is decided to close or dispose of a subsidiary or line of business.

Discontinued Operations

The Company follows the policy of segregating the assets and liabilities of subsidiaries or lines of business on its Balance Sheet from the assets liabilities of continuing subsidiaries or lines of businesses when it is decided to close or dispose of a subsidiary or line of business. The Company also, follows the policy of separately disclosing the assets and liabilities and the net operations of a subsidiary or line of business in its financial statements when it is decided to close or dispose of a subsidiary or line of business.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue ratably over the term of the contract in accordance with ASC 606. In 2018, we are implementing new internal controls as part of our efforts to adopt the new revenue recognition standard. These internal controls include providing global training to our finance team and holding regular meetings with management and the Audit Committee to review and approve key decisions. Upon adoption, we expect to implement new internal controls related to our accounting policies and procedures. We will require new internal controls to address risks associated with applying the five-step model, specifically related to judgments made in connection to variable consideration and applying the constraint. Additionally, we will establish monitoring controls to identify new sales arrangements and changes in our business environment that could impact our current accounting assessment. During the second half of 2018, we expect to finalize our impact assessment and redesign impacted processes, policies and controls.

Revenue Recognition

The Company recognizes revenue from licensing its software to customers for contractually defined periods of time. The Company recognizes revenue ratably over the term of the contract in accordance with ASC 605 (1) when the price is fixed and determinable, (2) persuasive evidence of an arrangement exists, (3) delivery has occurred or services have been provided, and (4) collectability is assured.

Loss Per Common Share

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

Loss per Common Share

Basic loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the period. Fully diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period. Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of June 30, 2018 and December 31 2017, the carrying value of accounts payable and accrued liabilities approximated fair value due to the short-term nature and maturity of these instruments.

Fair Value of Financial Instruments

The Company estimates the fair value of financial instruments using the available market information and valuation methods. Considerable judgment is required in estimating fair value. Accordingly, the estimates of fair value may not be indicative of the amounts the Company could realize in a current market exchange. As of December 31, 2017, and 2016, the carrying value of accounts payable and accrued liabilities approximated fair value due to the short-term nature and maturity of these instruments.

Deferred Offering Costs

Deferred Offering Costs

The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Deferred Offering Costs

The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering be terminated, deferred offering costs are charged to operations during the period in which the offering is terminated.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets and the related estimated remaining lives when events or circumstances lead management to believe that the carrying value of an asset may not be recoverable. As of December 31, 2017, no events or circumstances occurred for which an evaluation of the recoverability of long-lived assets was required.

Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets and the related estimated remaining lives when events or circumstances lead management to believe that the carrying value of an asset may not be recoverable. As of December 31, 2017, no events or circumstances occurred for which an evaluation of the recoverability of long-lived assets was required.

Estimates

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of June 30, 2018 and December 31, 2017, and expenses for the six months ended June 30, 2018 and 2017. Actual results could differ from those estimates made by management.

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of December 31, 2017 and 2016, and expenses for the years ended December 31, 2017 and 2016. Actual results could differ from those estimates made by management.

Impact of Recently Issued Accounting Standards

Impact of Recently Issued Accounting Standards

In June 2018, the FASB issued Accounting Standards Update, or ASU 2018-07, Compensation - Stock Compensation (Topic 718), which simplifies the accounting for non-employee share-based payment transactions. The new standard expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from non-employees. ASU 2018-07 is effective for fiscal years beginning after December 15, 2018 (including interim periods within that fiscal year), with early adoption permitted. The Company adopted the new standard in the second quarter of 2018 and determined that the application of the new standard did not have a material impact on the Company’s unaudited condensed consolidated financial statements as of and for the three and six months ended June 30, 2018.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. Public business entities should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim periods within those periods. All other entities should apply the amendments to annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019.

In March 2017, the FASB issued Update 2017-08—Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

In March 2017, the FASB issued Update 2017-07—Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Effective for public business entities for annual periods beginning after December 15, 2017, including interim periods within those annual periods. For other entities, the amendments in this Update are effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. That is, early adoption should be within the first interim period if an employer issues interim financial statement. Disclosures of the nature of and reason for the change in accounting principle are required in the first interim and annual periods of adoption.

Impact of Recently Issued Accounting Standards

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. Public business entities should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim periods within those periods. All other entities should apply the amendments to annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019.

In March 2017, the FASB issued Update 2017-08—Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

In March 2017, the FASB issued Update 2017-07—Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Effective for public business entities for annual periods beginning after December 15, 2017, including interim periods within those annual periods. For other entities, the amendments in this Update are effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. That is, early adoption should be within the first interim period if an employer issues interim financial statements. Disclosures of the nature of and reason for the change in accounting principle are required in the first interim and annual periods of adoption.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendment in this ASU defers the effective date of ASU No. 2014-09 for all entities for one year. Public business entities should apply the guidance in ASU 2016-15 to annual reporting periods beginning on December 15, 2017. For all other entities, the guidance in ASU 2016-15 should be applied to annual reporting periods beginning December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Earlier application is permitted including interim reporting periods.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is tested for impairment at a minimum on an annual basis. Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. The fair values of the reporting units are estimated using market and discounted cash flow approaches. Goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value. The discounted cash flow approach uses expected future operating results. Failure to achieve these expected results may cause a future impairment of goodwill at the reporting unit.

Intangible assets consist of patents and trademarks, purchased customer contracts, purchased customer and merchant relationships, purchased trade names, purchased technology, and non-compete agreements. Intangible assets are amortized over the period of estimated benefit using the straight-line method and estimated useful lives ranging from two to twenty years. No significant residual value is estimated for intangible assets.

Goodwill and Intangible Assets

Goodwill is tested for impairment at a minimum on an annual basis. Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. The fair values of the reporting units are estimated using market and discounted cash flow approaches. Goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value. The discounted cash flow approach uses expected future operating results. Failure to achieve these expected results may cause a future impairment of goodwill at the reporting unit.

Intangible assets consist of patents and trademarks, purchased customer contracts, purchased customer and merchant relationships, purchased trade names, purchased technology, and non-compete agreements. Intangible assets are amortized over the period of estimated benefit using the straight-line method and estimated useful lives ranging from two to twenty years. No significant residual value is estimated for intangible assets.